Non-current assets held for sale - Disclosure Of Non-current Assets Held For Sale And Discontinued Operations (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Property and equipment held for sale	$ 50,921,349	$ 50,970,192
Non-current assets held for sale [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Property and equipment held for sale	302,108	341,034
TOTAL	$ 302,108	$ 341,034